Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Net Loss Per Common Share	The following table sets forth the computation of net loss per common share:

Year Ended December 31, 2022
Net loss per common share
Numerator:
Net loss attributable to biote Corp. stockholders (basic and diluted)	$(969)
Denominator:
Weighted average shares outstanding (basic and diluted)	8,059,371
Net loss per common share
Basic	$(0.12)
Diluted	$(0.12)

Schedule of Computation of Diluted Weighted Average Shares Outstanding
The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted weighted average shares outstanding for the periods indicated because including them would have had an antidilutive effect:

Year Ended December 31, 2022
RSUs	1,622,840
Stock Options	5,042,628
Class V Voting Stock	48,565,824
Public Warrants	7,937,466
Private Placement Warrants	5,566,666
Earnout Voting Shares	10,000,000
Sponsor Earnout Shares	1,587,500

80,322,924